Trade and other receivables - Summary of Movement in Allowance for Expected Lifetime Credit Losses of Trade and Other Receivables (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Impairment loss on financial assets	$ 0	$ 88	$ 8
Exceptional Items [member]
Statement [Line Items]
Impairment loss on financial assets	$ 4	$ 48